Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities [Abstract]
Other Liabilities
Other Liabilities
Other Liabilities includes the following (in thousands):

	Year Ending December 31,
	2017	2016
Class action settlement liability	$—	$2,996
Loan trailing fee	2,595	665
Deferred revenue	452	226
Servicing liabilities	59	198
Deferred income tax liability	225	766
Deferred rent	3,904	4,469
Restructuring liability	3,355	6,052
Other	2,079	1,801
Total Other Liabilities	$12,669	$17,173